2002 Annual Report





               MASSMUTUAL
               CORPORATE INVESTORS
               ------------------------------------------





                               [BACKGROUND PHOTO]






















                                                GROWTH STRENGTH DIVERSITY [LOGO]

                               [BACKGROUND PHOTO]

                         MassMutual Corporate Investors
                         is a closed-end investment company,
                         first offered to the public over
                         30 years ago and is listed on the
                         New York Stock Exchange.

















MASSMUTUAL                     ADVISER
CORPORATE INVESTORS            David L. Babson & Company Inc.,
1500 Main Street, Suite 1100   a member of the MassMutual
Springfield, MA 01115          Financial Group
(413) 226-1516                 1500 Main Street
www.massmutual.com/mci         Springfield, MA 01115




AUDITOR                        TRANSFER AGENT & REGISTRAR
Deloitte & Touche LLP          Shareholder Financial Services, Inc.
New York, NY 10281             P.O. Box 173673
                               Denver, CO 80217
CUSTODIAN                      1-800-647-7374
Citibank, N.A.
New York, NY 10043

                                                                          MCI
                                                                          Listed
                                                                          NYSE

                                                  MASSMUTUAL CORPORATE INVESTORS

               INVESTMENT OBJECTIVE AND POLICY
               ------------------------------------------

MassMutual Corporate Investors (the "Trust"), a non-diversified closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

In this report you will find a complete listing of the Trust's holdings. We encourage you to read this section carefully for a better understanding of the Trust. We cordially invite all shareholders to attend the MassMutual Corporate Investors Annual Meeting of Shareholders, which will be held on April 11, 2003 at 2:00 P.M. in Springfield, Massachusetts.


                                                                         [PHOTO]

                  [PHOTO OF CHAIRMAN              LEFT TO RIGHT:
                   AND PRERSIDENT]                Robert E. Joyal, CFA President
                                                  Stuart H. Reese, CFA Chairman
--------------------------------------------------------------------------------

Accumulated value of $100 reinvested in MassMutual
Corporate Investors vs. the average of stocks and bonds

[LINE CHART APPEARS HERE]

Hypothetical value of $100 invested 01/01/77


                                         01/77   1980    1984    1998    1992    1996    2000    2002

MassMutual Corporate Investors(1)

S&P Industrial Index(2)

50% S&P Industrial Index and
50% Lehman Brothers Government/
Credit Bond Index

Lehman Brothers Government/
Credit Bond Index(3)


1 The Trust's return reflects change in the net asset value per share assuming reinvestment of all distributions. Past performance is no indicator of future results.

2 The S&P Industrial Index is a capitalization-weighted index of stocks designed to measure the performance of the industrial sector of the Standard and Poor's 500 Index(R) (the S&P 500 Index(R) minus financials, utilities and transportation stocks). The index does not incur expenses and cannot be purchased directly by investors.

3 The Lehman Brothers Government/Credit Bond Index (formerly Lehman Brothers Government/Corporate Bond Index) is an unmanaged measure of major U.S. Government and investment grade corporate bonds with more than one year remaining until the scheduled payment of principal. The index does not incur expenses and cannot be purchased directly by investors.

                                                  MASSMUTUAL CORPORATE INVESTORS

               TO OUR SHAREHOLDERS
               ------------------------------------------

I am pleased to share with you MassMutual Corporate Investors' (the "Trust") Annual Report covering the year ended December 31, 2002. This past year was, once again, a challenging one at all levels. The economy was soft, as corporate and accounting scandals ran rampant, unemployment rose and concerns about additional terrorism or possible war in the Middle East affected the market's performance. Investor confidence was down, as the S&P 500 declined for the third year in a row and the fixed income market suffered a large number of defaults and a record number of credit downgrades. Interest rates were the lowest we had seen in nearly 40 years. These challenging factors added up to create seemingly endless volatility and a most difficult environment for the small to mid-sized companies in which the Trust traditionally invests.

The year closed with the S&P 500 Index down 22.10%, the NASDAQ down 31.13% and the Dow Jones Industrial Average down 14.98% for the year. On a positive note, inflation continued to be low, as did interest rates. The low rates helped the Lehman Brothers Government/Credit Bond Index achieve an increase of 11.04% for the year.

The economy continued to affect Initial Public Offering (IPO) activity throughout 2002, as it did in 2001. IPO volume numbered just 83 deals,* a two-decade low, due to skepticism that new offerings would generate strong earnings in such a difficult market. The third quarter in particular experienced little action, with only seven companies brought to the public market, the lowest number of new offerings in a quarter in twenty-two years.

The first half of the year was also quiet for leveraged buyouts. However, because valuations were low, the buyout market sat ready for an increase in activity. We started to see this increase during the fourth quarter and we expect that increased deal flow will continue into 2003.

*Source: The Wall Street Journal, January 2, 2003.

The Trust ended the year with an annual total rate of return of 4.80%, as measured by the change in the net asset value with reinvested dividends. These results compare favorably to the average of the S&P 500 Index at negative 22.10% and the Lehman Brothers Government/Credit Bond Index at a positive 11.04%.

[PHOTO]                           LEFT TO RIGHT:
                                  Clifford M. Noreen, Vice President,
                                  Roger W. Crandall, CFA, Vice President,
                                  Stephen L. Kuhn, Vice President and Secretary, Charles C. McCobb, CFA,
                                  Vice President and Chief Financial Officer
--------------------------------------------------------------------------------

Although 2002 was a particularly difficult year, it was not unlike the early 1990's, when we saw a major downturn followed by a decade of growth in the economy and the Trust. Our experience through other challenging times shows us the way - and brings home to us the fundamental beliefs with which we manage the Trust on a daily basis. We believe in dealing with ethical, professional people who are committed to success. We believe in investing in companies with a strong business proposition, good cash flow and talented, experienced management and we believe in diversifying our investments over a wide range of industries and issuers. These beliefs and our goals for the Trust do not change with the economic environment, but enable us to select the best investments available in order to take advantage of future market potential. We believe the current market presents an excellent opportunity for us to build the strength of the Trust, and position it for continued success in the future.

The Trust ended the year with an annual total rate of return of 4.80%, as measured by the change in the net asset value with reinvested dividends. These results compare favorably to the average of the S&P 500 Index at negative 22.10% and the Lehman Brothers Government/Credit Bond Index at a positive 11.04%. The Trust's total net assets as of the end of 2002 were $171,028,431. Although the Trust continued to report good relative performance, the Board of Trustees did find it necessary to reduce the quarterly dividend to 36 cents per share to bring it more in line with the current earnings level of the portfolio. The net asset value per share of the Trust decreased slightly in 2002 to $19.40 from $20.07 at December 31, 2001.

Total Annual Return (as of 12/31 each year)

[BAR CHART APPEARS HERE]

MassMutual Corporate           17.12       7.53       7.28       5.91       4.80
Investors (Based on change
in the net asset value with
reinvested dividends)

S&P Industrial Index           33.77      25.89     -16.26     -11.67     -23.51

Lehman Brothers Government/     9.46      -2.15      11.84       8.50      11.04
Credit Bond Index*


                                1998       1999       2000       2001       2002

*Formerly Lehman Brothers Government/Corporate Bond Index

                                                  MASSMUTUAL CORPORATE INVESTORS

             Officers of the Trust (LEFT TO RIGHT):           [PHOTO]
      Richard C. Morrison, Michael P. Hermsen, CFA,
Michael L. Klofas, CFA, Richard E. Spencer, II, CFA
--------------------------------------------------------------------------------

Overall, the Trust closed 12 private placement transactions in 2002, including 10 new investments: Ames True Temper, Beacon Medical Products, C&M Conveyor, Eagle Window & Door Holdings, Mustang Ventures Company, Nyloncraft, Inc., PHI Holding, Sabex 2002, Selig Acquisition and Shelter Acquisition and 2 additions:
Moss, Inc. and Tidewater Holdings to current positions.

Below are some of the descriptions of the new holdings in the portfolio:


BEACON MEDICAL PRODUCTS, a designer, manufacturer and marketer of medical air and gas distribution systems.

C&M CONVEYOR, INC., a manufacturer and supplier of material handling systems to the corrugated sheet and container industry.

EAGLE WINDOW & Door Holdings Co., a manufacturer of wood and aluminum-clad wood windows and doors.

NYLONCRAFT, INC., a supplier of engineered plastic components for the automotive industry.

SELIG ACQUISITION CORPORATION, a manufacturer of container sealing materials for bottles used in consumer products.

You will find details of all the Trust's holdings in the Consolidated Schedule of Investments.

Although we see signs that the economy is improving, we do not believe that a dramatic change will take place over the next twelve months. In the meantime, the Trust will continue to look at the current economic environment as an opportune time to invest.

                                                  MASSMUTUAL CORPORATE INVESTORS

               THE OUTLOOK FOR 2003
               ------------------------------------------

Although we see signs that the economy is improving, we do not believe that a dramatic change will take place over the next twelve months. In the meantime, the Trust will continue to look at the current economic environment as an opportune time to invest. Prices are attractive and leverage is lower leading to issuers having more conservative capital structures. By following our fundamental beliefs and continuing our disciplined approach to investing, we believe that the Trust is well-positioned to take advantage of a future upturn in the economy.

Sincerely,


/s/ Robert Joyal

Robert Joyal
President




Tax Information

2002               Record        Net Investment      Short-Term         Tax
Dividends           Date             Income            Gains           Effect
------------------------------------------------------------------------------
Regular            5/03/02           0.2876            0.1824
                   8/01/02           0.4300               -
                  10/31/02           0.3600               -
                  12/31/02           0.3600               -
------------------------------------------------------------------------------
Total Dividends                      1.4376            0.1824          $1.62

The Trust did not have net long-term capital gains in 2002.

                      Qualified for Dividend           Interest Earned on
Annual Dividend         Received Deduction*            Gov't. Obligations
Amount per Share    Percent    Amount per Share    Percent    Amount per Share
------------------------------------------------------------------------------
$1.62               3.70395%       0.060004         0.00%         0.0000

*Not available to individual shareholders

               FINANCIAL REPORT
               ------------------------------------------

             Consolidated Statements of Assets and Liabilities     8
             -------------------------------------------------------

             Consolidated Statements of Operations                 9
             -------------------------------------------------------

             Consolidated Statements of Cash Flows                10
             -------------------------------------------------------

             Consolidated Statements of Changes in Net Assets     11
             -------------------------------------------------------

             Consolidated Selected Financial Highlights           12
             -------------------------------------------------------

             Consolidated Schedule of Investments              13-32
             -------------------------------------------------------

             Notes to Consolidated Financial Statements        33-35
             -------------------------------------------------------

             Interested Trustees                                  36
             -------------------------------------------------------

             Independent Trustees                                 37
             -------------------------------------------------------

             Officers of the Trust                             38-39
             -------------------------------------------------------

             Independent Auditors' Report                         40
             -------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 AND 2001

                                                                                     2002                  2001
ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost 2002 - $195,404,009; 2001 - $197,075,841)                             $ 162,254,000         $ 165,049,591
  Corporate public securities at market value
    (Cost 2002 - $21,510,992; 2001 - $21,113,626)                                  16,437,003            17,867,779
  Short-term securities at cost plus earned discount which
    approximates market value                                                      10,820,751            10,543,243
-------------------------------------------------------------------------------------------------------------------
                                                                                  189,511,754           193,460,613

Cash                                                                                1,051,378             2,279,910
Interest and dividends receivable, net                                              3,318,383             4,197,482
Receivable for investments sold                                                     1,255,569               233,314
-------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                $ 195,137,084         $ 200,171,319
===================================================================================================================

LIABILITIES:
Dividend payable                                                                $   3,173,891         $   4,100,864
Management fee payable                                                                643,771               658,419
Note payable                                                                       20,000,000            20,000,000
Interest payable                                                                      187,711               187,711
Accrued expenses                                                                      103,280               101,295
Accounts payable                                                                         --                  10,483
-------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                              24,108,653            25,058,772
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Common shares, par value $1.00 per share; an unlimited number authorized            8,816,363             8,725,242
Additional paid-in capital                                                        100,717,801            98,991,865
Retained net realized gain on investments, prior years                            100,547,585           100,547,585
Undistributed net investment income                                                 1,825,555               863,483
Undistributed net realized (loss) gain on investments                              (2,654,875)            1,256,469
Net unrealized depreciation of investments                                        (38,223,998)          (35,272,097)
-------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                                              171,028,431           175,112,547
-------------------------------------------------------------------------------------------------------------------

    TOTAL LIABILITIES AND NET ASSETS                                            $ 195,137,084         $ 200,171,319
===================================================================================================================

COMMON SHARES ISSUED AND OUTSTANDING                                                8,816,363             8,725,242
===================================================================================================================

NET ASSET VALUE PER SHARE                                                       $       19.40         $       20.07
===================================================================================================================

See Notes to Consolidated Financial Statements.

                                                  MASSMUTUAL CORPORATE INVESTORS


CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                  2002                 2001
INVESTMENT INCOME:
Interest                                                                      $ 17,708,857         $ 19,005,030
Dividends                                                                          529,015              484,706
---------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                                     18,237,872           19,489,736
---------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                  2,658,551            2,704,609
Trustees' fees and expenses                                                        111,704              132,122
Transfer agent/registrar's expenses                                                 38,000               36,000
Interest                                                                         1,515,500            1,515,397
Reports to shareholders                                                            112,800              105,000
Audit and legal                                                                    163,800               80,688
Other                                                                              132,785               58,786
---------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                               4,733,140            4,632,602
---------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (2002 - $1.53 PER SHARE; 2001 - $1.70 PER SHARE)          13,504,732           14,857,134
===============================================================================================================

NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS:
Net realized (loss) gain on investments                                         (2,296,178)           2,340,659
Net change in unrealized depreciation of investments                            (2,951,901)          (6,972,666)
---------------------------------------------------------------------------------------------------------------
    NET LOSS ON INVESTMENTS                                                     (5,248,079)          (4,632,007)
---------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $  8,256,653         $ 10,225,127
===============================================================================================================

See Notes to Consolidated Financial Statements.

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                 2002                 2001
NET (DECREASE) INCREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                            $ 17,868,331         $ 18,409,290
  Interest expense paid                                                        (1,515,500)          (1,515,397)
  Operating expenses paid                                                      (3,240,786)          (3,410,757)
  Federal income tax paid                                                            --             (1,160,120)
--------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                                  13,112,045           12,323,016
--------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Decrease from short-term portfolio securities, net                             (119,205)          (3,257,071)
  Purchase of portfolio securities                                            (62,989,467)         (47,296,277)
  Proceeds from disposition of portfolio securities                            62,035,837           60,339,624
--------------------------------------------------------------------------------------------------------------
    NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES                       (1,072,835)           9,786,276
--------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                    12,039,210           22,109,292
--------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of dividends           1,885,841            3,097,428
  Cash dividends paid from net investment income                              (13,538,417)         (16,379,360)
  Cash dividends paid from net realized gain on investments                    (1,615,166)          (7,625,149)
--------------------------------------------------------------------------------------------------------------
    NET CASH USED FOR FINANCING ACTIVITIES                                    (13,267,742)         (20,907,081)
--------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN CASH                                                (1,228,532)           1,202,211
Cash - beginning of year                                                        2,279,910            1,077,699
--------------------------------------------------------------------------------------------------------------
CASH - END OF YEAR                                                           $  1,051,378         $  2,279,910
==============================================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  8,256,653         $ 10,225,127
--------------------------------------------------------------------------------------------------------------
  Decrease in investments                                                       3,948,859           12,651,650
  Decrease in interest and dividends receivable, net                              879,099              403,881
  (Increase) decrease in receivable for investments sold                       (1,022,255)           1,008,094
  Decrease in payable for investments purchased                                      --               (725,788)
  (Decrease) increase in management fee payable                                   (14,648)              61,314
  Increase (decrease) in accrued expenses                                           1,985              (11,833)
  Decrease in accounts payable                                                    (10,483)            (343,033)
  Decrease in accrued taxes                                                          --             (1,160,120)
--------------------------------------------------------------------------------------------------------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                             3,782,557           11,884,165
--------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                  $ 12,039,210         $ 22,109,292
==============================================================================================================

See Notes to Consolidated Financial Statements.

                                                  MASSMUTUAL CORPORATE INVESTORS


CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                               2002                  2001
DECREASE IN NET ASSETS:
Operations:
  Net investment income                                                                   $  13,504,732         $  14,857,134
  Net realized (loss) gain on investments                                                    (2,296,178)            2,340,659
  Net change in unrealized depreciation of investments                                       (2,951,901)           (6,972,666)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                        8,256,653            10,225,127

  Net increase in shares of beneficial interest transactions                                  1,885,841             3,097,428

Dividends to shareholders from:
  Net investment income (2002 - $1.44 per share; 2001 - $1.79 per share)                    (12,611,444)          (15,594,798)
  Net realized gains on investments (2002 - $.18 per share; 2001 - $.09 per share)           (1,615,166)             (745,707)
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                                               (4,084,116)           (3,017,950)

NET ASSETS, BEGINNING OF YEAR                                                               175,112,547           178,130,497
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2002 - $1,825,555; 2001 - $863,483)                                $ 171,028,431         $ 175,112,547
=============================================================================================================================





















See Notes to Consolidated Financial Statements.

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH COMMON SHARE OUTSTANDING:

                                                              For the years ended December 31,
                               2002      2001      2000      1999      1998      1997      1996      1995      1994      1993
------------------------------------------------------------------------------------------------------------------------------
Net asset value:
Beginning of year            $ 20.07   $ 20.74   $ 22.00   $ 23.87   $ 22.65   $ 20.23   $ 19.80   $ 16.47   $ 17.47   $ 15.38
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.53      1.70      1.96      1.80      1.62      1.49      1.32      1.32      1.16      1.08
Net realized and
  unrealized (loss)
  gain on investments          (0.59)    (0.53)    (0.46)    (0.94)     1.51      2.87      0.92      3.88     (0.76)     2.41
------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                    0.94      1.17      1.50      0.86      3.13      4.36      2.24      5.20      0.40      3.49
------------------------------------------------------------------------------------------------------------------------------

Dividends from net
  investment income to
  common shareholders          (1.44)    (1.79)    (1.96)    (1.73)    (1.60)    (1.42)    (1.35)    (1.32)    (1.16)    (1.08)


Dividends from net
  realized gain on
  investments to
  common shareholders          (0.18)    (0.09)    (0.80)    (1.00)    (0.31)    (0.52)    (0.46)    (0.55)    (0.24)    (0.32)


Change from issuance
  of shares                     0.01      0.04      0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00
------------------------------------------------------------------------------------------------------------------------------
Total distributions            (1.61)    (1.84)    (2.76)    (2.73)    (1.91)    (1.94)    (1.81)    (1.87)    (1.40)    (1.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value: End
  of year                    $ 19.40   $ 20.07   $ 20.74   $ 22.00   $ 23.87   $ 22.65   $ 20.23   $ 19.80   $ 16.47   $ 17.47
------------------------------------------------------------------------------------------------------------------------------
Per share market
  value: End of year         $ 19.49   $ 20.70   $ 22.00   $ 21.38   $ 23.31   $ 25.75   $ 19.25   $ 17.88   $ 15.57   $ 14.88
==============================================================================================================================

Total investment return
  Market value                  1.35%     1.88%    17.55%     7.35%     0.77%    52.43%    22.44%    29.19%    14.03%    24.84%
  Net asset value               4.80%     5.91%     7.28%     7.53%    17.12%    27.14%    15.42%    33.76%     2.36%    23.41%

Net assets (in millions):
  End of year                $171.03   $175.11   $178.13   $188.96   $205.02   $192.86   $172.27   $168.56   $140.20   $148.70

Ratio of operating expenses
  to average net assets         1.82%     1.72%     1.47%     1.30%     1.62%     1.69%     1.70%     1.78%     1.76%     1.63%

Ratio of interest expense
  to average net assets         0.86%     0.84%     0.58%     0.52%     0.52%     0.56%     0.61%     0.67%     0.72%     1.30%

Ratio of total expenses
  to average net assets         2.68%     2.56%     2.05%     1.82%     2.14%     2.25%     2.31%     2.45%     2.48%     2.93%

Ratio of net investment
  income to average net
  assets                        7.65%     8.20%     8.56%     7.63%     6.76%     6.66%     6.44%     7.09%     6.75%     6.61%

Portfolio turnover             34.02%    24.48%    59.75%    68.04%    60.14%    66.23%    64.89%    66.90%    46.68%    76.01%

All per share amounts have been restated after giving effect to the two-for-one split on the Trust's common shares authorized on December 19, 1997 effective January 20, 1998.

See Notes to Consolidated Financial Statements.

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES - 94.87%:(A)                   or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENT INVESTMENTS - 91.96%
ADORN, INC
A manufacturer of wall panels, cabinets, moldings and countertops for houses and recreational vehicles.

12.5% Subordinated Note due 2010                                 $   2,125,000          2/29/00     $  1,873,865     $  2,188,750
Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                                  364 shs.          2/29/00          307,759           31,275
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,181,624        2,220,025
---------------------------------------------------------------------------------------------------------------------------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment centers

19% Senior Subordinated Note due 2004 (B)                        $     207,048          12/9/99          207,048           20,705
---------------------------------------------------------------------------------------------------------------------------------

ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other related items.

12% Senior Subordinated Note due 2007                            $   3,181,500          4/30/99        2,879,088        3,245,130
Common Stock (B)                                                    1,060 shs.          4/30/99        1,059,950        2,091,069
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                  576 shs.          4/30/99          445,410        1,137,097
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,384,448        6,473,296
---------------------------------------------------------------------------------------------------------------------------------

AMERICA'S BODY CO., INC. /LCP HOLDING CO
A designer and manufacturer of commercial work vehicles

12% Senior Subordinated Note due 2007                            $   3,500,000          11/2/98        3,160,379        3,150,000
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                   58 shs.          11/2/98          513,333                1
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,673,712        3,150,001
---------------------------------------------------------------------------------------------------------------------------------

AMES TRUE TEMPER GROUP
A leading manufacturer and distributor of non-powered lawn and garden tools and accessories in North America.

13% Senior Subordinated Note due 2010                            $   1,888,889          1/14/02        1,883,871        1,924,338
10% Preferred Stock                                                   161 shs.          2/28/02          161,093          156,755
Class A Common Stock (B)                                            2,105 shs.          2/28/02            2,105            1,684
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                                 5,018 shs.          1/14/02         5,018 50
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,052,087        2,082,827
---------------------------------------------------------------------------------------------------------------------------------

BEACON MEDICAL PRODUCTS, INC
A designer, manufacturer and marketer of medical air and gas distribution systems.

Senior Secured Floating Rate Revolving Credit Facility due 2007  $      62,847           4/9/02           62,847           62,284
Senior Secured Tranche A Floating Rate Note due 2008             $   1,133,307           4/9/02        1,133,307        1,133,307
12% Senior Secured Note due 2010                                 $     721,196           4/9/02          599,857          723,618
Limited Partnership Interest of Riverside Capital
  Appreciation Fund IV, L.P. (B)                                    2.29% int.           4/9/02          152,329          121,863
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                1,390 shs.           4/9/02          127,497               14
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,075,837        2,041,086
---------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated products sold primarily to the Canadian market.

Senior Secured Tranche A Floating Rate Note due 2004 (B)         $   2,127,412         12/23/97     $  2,127,411     $    531,853
17.75% Senior Secured Tranche B Note due 2005 (B)                $     802,824         12/23/97          802,823          200,706
Preference Shares (B)                                             360,018 shs.          2/14/02                2             --
Limited Partnership Interest of CM Equity Partners (B)              6.27% int.         12/22/97          832,197             --
Warrant, exercisable until 2005, to purchase
  common stock at $.81 per share (B)                              214,419 shs.         12/23/97             --               --
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,762,433          732,559
---------------------------------------------------------------------------------------------------------------------------------

BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.

14% Redeemable Preferred Stock                                        997 shs.          9/30/99          545,858          147,622
Convertible Preferred Stock Series A and B, convertible
  into common stock at $9.26 per share (B)                        126,003 shs.         12/19/96        1,166,700             --
Common Stock (B)                                                   20,027 shs.          9/30/99          799,068             --
Warrants, exercisable until 2005 and 2010, to
  purchase common stock at $.01 per share (B)                      11,399 shs.                *          128,502             --
---------------------------------------------------------------------------------------------------------------------------------
*12/19/96 and 9/30/99.                                                                                 2,640,128          147,622
---------------------------------------------------------------------------------------------------------------------------------

C & K FINANCING COMPANY LLC
A holding company formed to hold C & K Manufacturing

8% Senior Note due 2004                                          $      67,637         12/24/02           67,637           33,818
---------------------------------------------------------------------------------------------------------------------------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems to the corrugated sheet and container industry.

9.5% Senior Secured Term Note due 2007                           $   1,233,434          9/13/02        1,233,434        1,214,884
11% Senior Subordinated Note due 2010                            $     838,102          9/13/02          779,619          822,186
Common Stock (B)                                                  316,265 shs.          9/13/02          316,265          253,012
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              137,175 shs.          9/13/02           60,250            1,372
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,389,568        2,291,454
---------------------------------------------------------------------------------------------------------------------------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the retail and food service markets.

8% Junior Subordinated Convertible Note due 2004,
  convertible into partnership points at $1,388.89 per point     $     108,108          9/29/95          108,108          112,854
Warrant, exercisable until 2006, to purchase
  partnership points at $.01 per point (B)                             39 pts.          9/29/95           50,261             --
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         158,369          112,854
---------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
CAPESUCCESS LLC
A provider of diversified staffing services

Common Stock (B)                                                    6,855 shs.          4/29/00     $     37,702     $      1,885
Preferred Membership Interests (B)                                  1,882 int.          4/29/00            8,396              420
Common Membership Interests (B)                                    24,318 int.          4/29/00          108,983            5,442
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         155,081            7,747
---------------------------------------------------------------------------------------------------------------------------------

CAPITOL SPECIALTY PLASTICS, INC
A producer of desiccant strips used for packaging pharmaceuticals products.

Common Stock (B)                                                      109 shs.                *              503              403
---------------------------------------------------------------------------------------------------------------------------------
*12/30/97 and 5/29/99.

CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and production company.

Common Stock (B)                                                      164 shs.          12/3/97            6,395              148
---------------------------------------------------------------------------------------------------------------------------------

COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal stampings

Senior Secured Floating Rate Revolving Credit Facility due 2006  $      43,210           1/7/02           43,210           42,238
Senior Secured Floating Rate Tranche A Note due 2007             $   1,296,297          6/26/01        1,296,297        1,259,844
12% Senior Secured Tranche B Note due 2008                       $     648,148          6/26/01          579,788          654,907
Limited Partnership Interest (B)                                      324 shs.          6/26/01          324,074          259,259
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              107,036 shs.          6/26/01           79,398            1,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,322,767        2,217,318
---------------------------------------------------------------------------------------------------------------------------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and accessories.

12.5% Senior Subordinated Note due 2008                          $   1,593,750          9/22/00        1,373,217        1,548,102
28% Preferred Stock                                                    71 shs.          11/2/01           70,833           70,050
Common Stock (B)                                                    1,429 shs.          9/22/00          531,250          478,120
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                  843 shs.          9/22/00          265,625                8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,240,925        2,096,280
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use

Senior Secured Floating Rate Revolving Credit Note due 2003      $     353,740          12/8/95          353,740          141,496
10.75% Senior Secured Term Note due 2003                         $     413,630          12/8/95          413,630          165,452
Senior Secured Floating Rate Term Note due 2003                  $     207,630          12/8/95          207,630           83,052
12% Senior Subordinated Note due 2005                            $     800,575          12/8/95          781,515          160,115
Common Stock (B)                                                   184,560 shs.         12/8/95          184,560             --
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                               138,420 shs.         12/8/95           50,853             --
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,991,928          550,115
---------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products

12% Senior Subordinated Note due 2007                            $   3,863,636                *     $  3,668,283     $  3,513,998
Common Stock (B)                                                       56 shs.                *           96,591           57,949
Limited Partnership Interest (B)                                   19.32% int.                *          286,772          172,061
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                  183 shs.                *          297,203          189,347
---------------------------------------------------------------------------------------------------------------------------------
*3/5/99 and 3/24/99                                                                                    4,348,849        3,933,355
---------------------------------------------------------------------------------------------------------------------------------

DELSTAR HOLDINGS CORP.
A manufacturer of plastic netting for a wide variety of industries.

Convertible Preferred Stock, convertible into common
  stock at $12.16 per share (B)                                     3,514 shs.          10/5/01          427,153              342
---------------------------------------------------------------------------------------------------------------------------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of industrial magnets and subassemblies in North America and Europe.

12% Senior Subordinated Note due 2006                            $   1,231,884          7/19/01        1,068,930        1,181,572
Common Stock (B)                                                      585 shs.          7/19/01          585,145          409,605
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                  297 shs.          7/19/01          250,611                3
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,904,686        1,591,180
---------------------------------------------------------------------------------------------------------------------------------

DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic, non-invasive medical devices used for respiratory care.

Senior Secured Floating Rate Tranche A Note due 2008             $   1,160,741           2/8/01        1,160,741        1,164,904
12% Senior Secured Tranche B Note due 2009                       $     451,173           2/8/01          386,721          463,536
Limited Partnership Interest of Riverside
  Capital Appreciation Fund III L.P. (B)                            2.81% int.           2/8/01          163,896          131,117
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                  927 shs.           2/8/01           82,030                9
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,793,388        1,759,566
---------------------------------------------------------------------------------------------------------------------------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.

12% Senior Subordinated Note due 2007                            $   3,355,267         12/22/99        3,047,271        3,422,373
8% Convertible Class B Subordinated Promissory Note due 2008     $      89,442         12/22/99           89,061           91,884
Class B Common Stock (B)                                           26,097 shs.         12/22/99          260,965          234,869
Limited Partnership Interest                                        8.70% int.         12/22/99          539,268          485,342
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                45,255 shs.        12/22/99          413,816              453
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,350,381        4,234,921
---------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.

Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                                27.19% int.          8/27/98     $    734,090     $       --
Preferred Stock (B)                                                 3,278 shs.         12/14/01        2,784,133        1,113,655
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         13,352 shs.                *          403,427             --
---------------------------------------------------------------------------------------------------------------------------------
*10/24/96 and 8/28/98.                                                                                 3,921,650        1,113,655
---------------------------------------------------------------------------------------------------------------------------------

DT INDUSTRIES, INC.
A designer and manufacturer of automated production systems used to assemble, test or package industrial and consumer products.

7.16% Convertible Preferred Stock, convertible into
  common stock at $14 per share (B)                                20,000 shs.          6/12/97        1,000,000          400,000
---------------------------------------------------------------------------------------------------------------------------------

EAGLE WINDOW & DOOR HOLDINGS CO.
A manufacturer of wood and aluminum-clad wood windows and doors.

12% Senior Subordinated Note due 2010                            $   1,900,000           5/6/02        1,627,251        1,949,418
Common Stock (B)                                                      225 shs.           5/6/02          225,000          202,500
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                  441 shs.           5/6/02          285,000                4
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,137,251        2,151,922
---------------------------------------------------------------------------------------------------------------------------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.

Limited Partnership Interest (B)                                   36,221 int.          1/1/01           31,000           39,814
---------------------------------------------------------------------------------------------------------------------------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.

13% Senior Subordinated Note due 2004 (B)                        $   1,593,750          9/17/02        1,349,781        1,115,625
Limited Partnership Interest (B)                                    1.32% int.          3/30/00          531,250           53,125
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                  478 shs.          3/30/00          255,000                5
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,136,031        1,168,755
---------------------------------------------------------------------------------------------------------------------------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.

Senior Secured Tranche A Floating Rate Note due 2005             $     974,300           3/2/98          974,300          633,295
8.85% Senior Secured Tranche A Note due 2005                     $     974,300           3/2/98          974,300          633,295
11.75% Senior Secured Tranche B Note due 2006                    $     700,000           3/2/98          642,037          455,000
Senior Secured Floating Rate Revolving Credit Facility due 2005  $     984,242           3/2/98          984,242          639,758
Common Stock (B)                                                   26,906 shs.          2/11/98           94,880            9,488
Limited Partnership Interest of CM Equity Partners (B)            126,445 int.          2/11/98          126,648           12,665
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                34,783 shs.          3/2/98          112,000              348
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,908,407        2,383,849
---------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
EVOLVE SOFTWARE, INC.
A provider of software for automating professional services organizations.

Common Stock (B)                                                        4 shs.          4/20/01     $        735     $         16
---------------------------------------------------------------------------------------------------------------------------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance industry and a provider of occupational health testing.

12% Senior Subordinated Note due 2007                            $   2,109,637          3/16/99        1,993,997        1,104,634
Limited Partnership Interest (B)                                    5.27% int.           3/2/99        2,140,363        1,284,218
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                               77,233 shs.          3/16/99          175,803              772
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,310,163        2,389,624
---------------------------------------------------------------------------------------------------------------------------------

FAIRMARKET, INC.
A developer and deliverer of e-business selling and marketing solutions for retailers, distributors, and manufacturers.

Common Stock (B)                                                      217 shs.          4/20/01              371              314
---------------------------------------------------------------------------------------------------------------------------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of purchase displays and signage in retail environments.

12.5% Senior Subordinated Note due 2007                          $   3,650,000         12/22/99        3,302,993        3,723,000
Class B Common Stock (B)                                              600 shs.         12/22/99          600,000        1,057,752
Warrant, exercisable until 2007, to purchase
  common stock at $.02 per share (B)                                  589 shs.         12/22/99          462,927        1,037,873
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,365,920        5,818,625
---------------------------------------------------------------------------------------------------------------------------------

G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair and operating supplies such as fasteners, electrical components and tools.

12% Senior Subordinated Note due 2008 (B)                        $   1,725,000           3/2/00        1,451,784        1,293,750
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                  880 shs.           3/2/00          347,288                9
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,799,072        1,293,759
---------------------------------------------------------------------------------------------------------------------------------

GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider

Preferred Stock (B)                                                21,250 shs.          6/21/01        1,117,466          850,000
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              282,443 shs.          6/21/01        1,007,534            2,824
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,125,000          852,824
---------------------------------------------------------------------------------------------------------------------------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral homes in the United States.

16.5% Senior Subordinated Note due 2007 (B)                      $   3,802,712                *        3,697,924          380,271
Warrant, exercisable until 2007, to purchase
  common stock at $1 per share (B)                                338,280 shs.                *           48,447             --
---------------------------------------------------------------------------------------------------------------------------------
*1/25/99 and 7/16/99.                                                                                  3,746,371          380,271
---------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.

Series A Preferred Units (B)                                        1.22% int.          7/21/94     $    399,981     $    150,000
---------------------------------------------------------------------------------------------------------------------------------

HUSSEY SEATING COMPANY
A manufacturer of spectator seating products

Senior Secured Floating Rate Revolving Note due 2006             $     726,106          6/12/96          726,106          671,527
Senior Secured Floating Rate Note due 2006                       $     933,750                *          933,750          863,563
Preferred Stock                                                    13,500 shs.           8/3/01        1,223,211          917,406
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                4,771 shs.               **          225,000               48
---------------------------------------------------------------------------------------------------------------------------------
*6/12/96 and 8/3/01.                                                                                   3,108,067        2,452,544
**6/12/96 and 1/19/00.
---------------------------------------------------------------------------------------------------------------------------------

IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers streaming media with viewing and listening quality.

Common Stock (B)                                                       46 shs.          4/20/01            2,360             --
---------------------------------------------------------------------------------------------------------------------------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.

11% Senior Secured Note due 2007                                 $   1,661,661           6/1/00        1,661,661        1,603,028
Common Stock (B)                                                      228 shs.           6/1/00          262,200          196,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,923,861        1,799,678
---------------------------------------------------------------------------------------------------------------------------------

JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial and highway safety products.

Common Stock (B)                                                      226 shs.          8/16/95           22,634           54,887
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                1,042 shs.          8/16/95           95,627          252,395
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         118,261          307,282
---------------------------------------------------------------------------------------------------------------------------------

JASON, INC.
A diversified manufacturing company serving various industrial markets.

13% Senior Subordinated Note due 2008                            $     963,687           8/4/00          868,586          937,670
14% Cumulative Redeemable Preferred Stock Series A (B)                289 shs.           8/4/00          289,224          278,055
Limited Partnership Interest of Saw Mill Capital Fund II L.P. (B)   2.52% int.           8/3/00          886,506          664,880
Warrants, exercisable until 2008 and 2009, to purchase
  common stock at $.01 per share (B)                               50,870 shs.           8/4/00          115,412              509
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,159,728        1,881,114
---------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and notions to consumers.

Senior Secured Floating Rate Revolving Note due 2005             $      91,732          6/16/00     $     91,732     $     91,213
Senior Secured Floating Rate Tranche A Note due 2007             $   1,073,264          6/16/00        1,073,264        1,057,790
12% Senior Secured Tranche B Note due 2008                       $     550,392          6/16/00          514,260          563,841
Limited Partnership Interest of
  Riverside XVI Holding Company L.P. (B)                            5.29% int.          6/12/00          333,459          297,425
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                1,108 shs.          6/12/00           45,866               11
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,058,581        2,010,280
---------------------------------------------------------------------------------------------------------------------------------

KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants, and residual fuels.

12.5% Senior Subordinated Note due 2009                          $   1,817,435          4/30/01        1,817,435        1,863,002
Preferred Stock (B)                                                   307 shs.          4/30/01          307,000          276,300
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                  269 shs.          4/30/01               14                3
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,124,449        2,139,305
---------------------------------------------------------------------------------------------------------------------------------

LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the United States.

12% Senior Subordinated Note due 2007                            $   1,669,643          9/25/00        1,393,207        1,675,044
Common Stock (B)                                                  455,357 shs.          9/25/00          455,357          409,821
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                              405,485 shs.          9/25/00          348,348            4,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,196,912        2,088,920
---------------------------------------------------------------------------------------------------------------------------------

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external accessories for new and used sport utility vehicles, trucks and vans.

12.5% Senior Subordinated Note due 2006                          $   3,845,000                *        3,422,363        3,833,020
Common Stock (B)                                                   58,001 shs.                *          406,003           51,041
Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                              108,404 shs.                *          602,127           85,856
---------------------------------------------------------------------------------------------------------------------------------
*12/23/98 and 1/28/99.                                                                                 4,430,493        3,969,917
---------------------------------------------------------------------------------------------------------------------------------

MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.

Senior Secured Floating Rate Revolving Note due 2005             $     184,910          9/21/00          184,910          129,436
Senior Secured Floating Rate Tranche A Note due 2007             $   1,344,800          9/21/00        1,344,800          941,360
12% Senior Secured Tranche B Note due 2008                       $     420,250          9/21/00          387,288          294,175
Limited Partnership Interest of
  Riverside Capital Appreciation Fund I L.P. (B)                    6.23% int.                *          311,466           77,867
Warrant, exercisable until 2008, to purchase
  common stock at $100 per share (B)                                  463 shs.          9/21/00           40,344                5
---------------------------------------------------------------------------------------------------------------------------------
*9/20/00 and 5/23/02.                                                                                  2,268,808        1,442,843
---------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in Oklahoma and Texas.

11.5% Subordinated Note due 2011                                 $     566,667         12/11/02     $    463,718     $    571,509
8.5% Redeemable Preferred Stock (B)                               155,833 shs.         12/11/02        1,108,087        1,068,532
Warrant, exercisable until 2012, to purchase
  common stock at $0.01 per share (B)                              18,425 shs.         12/11/02          553,539              184
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,125,344        1,640,225
---------------------------------------------------------------------------------------------------------------------------------

NPC, INC.
A manufacturer of flexible connectors and equipment used in the installation of sewers and storm drain pipelines.

Senior Secured Floating Rate Revolving Note due 2006             $     328,568          6/25/99          328,568          316,393
Senior Secured Floating Rate Note due 2006                       $   2,455,932          6/25/99        2,455,858        2,361,168
12% Senior Secured Tranche B Note due 2007                       $     978,814          6/25/99          879,106          955,232
Limited Partnership Interest of Riverside XIII
  Holding Company L.P. (B)                                          3.49% int.          6/11/99          296,876          221,438
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                  201 shs.          6/25/99          142,373                2
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,102,781        3,854,233
---------------------------------------------------------------------------------------------------------------------------------

NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.

9% Senior Secured Note due 2009                                  $     812,500          1/28/02          812,500          823,230
11.5% Senior Subordinated Note due 2012                          $   1,500,000          1/28/02        1,346,211        1,506,456
Common Stock (B)                                                  312,500 shs.          1/28/02          312,500          281,250
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                              243,223 shs.          1/28/02          162,045            2,432
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,633,256        2,613,368
---------------------------------------------------------------------------------------------------------------------------------

OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state, Wisconsin, Minnesota, and British Columbia.

12% Senior Subordinated Note due 2006                            $   2,774,000           8/7/98        2,581,280        2,219,200
12% Senior Subordinated Note due 2008                            $     307,071           2/9/00          278,424          245,657
Limited Partnership Interest of Riverside VIII and VIII-A
  Holding Company L.P. (B)                                         13.14% int.                *        1,393,647          694,926
Warrants, exercisable until 2007and 2008, to purchase
  common stock at $.01 per share (B)                               25,793 shs.               **          389,188              287
---------------------------------------------------------------------------------------------------------------------------------
*8/7/98, 2/23/99 and 12/22/99.                                                                         4,642,539        3,160,070
---------------------------------------------------------------------------------------------------------------------------------
**8/7/98 and 2/9/00.
---------------------------------------------------------------------------------------------------------------------------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.

12% Senior Subordinated Note due 2008                            $   2,125,000         12/19/00        1,901,919        2,152,194
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                    2.42% int.         12/21/00          265,625          212,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,167,544        2,364,694
---------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and a provider of custom patio rooms and porch enclosures.

12% Senior Subordinated Notes due 2009                           $   1,965,000          1/29/01     $  1,739,411     $  2,043,600
Common Stock (B) 115 shs. 1/29/01                                      115,000                                            170,477
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                  325 shs.          1/29/01          264,519          481,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,118,930        2,695,827
---------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in arranging and negotiating contracts for the purchase of pharmaceutical goods and medical equipment

10.5% Senior Secured Note due 2005                               $     172,768         11/30/95          172,768          176,254
10.5% Senior Secured Convertible Note due 2005,
  convertible into common stock at $50,000 per share             $     195,000         11/30/95          195,000          280,254
Common Stock                                                            6 shs.         11/30/95          337,500          440,948
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         705,268          897,456
---------------------------------------------------------------------------------------------------------------------------------

P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor, accessories and other similar consumer products.

12.5% Senior Subordinated Note due 2010                          $   2,125,000         10/25/02        1,914,772        2,083,867
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                  351 shs.         10/25/02          212,500                4
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,127,272        2,083,871
---------------------------------------------------------------------------------------------------------------------------------

PLASSEIN PACKAGING CORPORATION
A manufacturer of flexible packaging products

13% Senior Subordinated Note due 2007 (B)                        $     763,608          8/15/00          664,988          610,887
15% Junior Subordinated Note due 2008 (B)                        $      73,494         11/14/01           71,969            7,349
12% Junior Subordinated Note due 2008 (B)                        $     658,905          8/15/00          459,101           65,891
Convertible Preferred Stock, convertible into
  common stock at $1 per share (B)                                288,256 shs.          8/15/00          288,256           28,826
Common Stock (B) 446,960 shs. 8/15/00                                  289,552                                             28,956
Warrants, exercisable until 2007 and 2008, to purchase
  common stock at $.01 per share (B)                              482,594 shs.                *           95,840             --
---------------------------------------------------------------------------------------------------------------------------------
*8/15/00 and 11/14/01.                                                                                 1,869,706          741,909
---------------------------------------------------------------------------------------------------------------------------------

POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay bailing marketplace.

8% Senior Subordinated Note due 2010                             $     743,750          9/27/02          743,722          669,375
Preferred Series A Stock (B)                                        1,062 shs.          9/27/02          958,922          239,730
Preferred Series B Stock (B)                                          239 shs.          9/27/02          232,880           58,220
Common Stock (B)                                                  159,375 shs.           3/1/00           79,688             --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                            7,375,899 shs.                *          109,789             --
---------------------------------------------------------------------------------------------------------------------------------
*3/1/00 and 9/27/02.                                                                                   2,125,001          967,325
---------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls.

Senior Secured Floating Rate Revolving Credit Facility due 2003  $     896,500          7/22/96     $    896,500     $    762,025
Senior Secured Floating Rate Term Note due 2003                  $   1,532,200          7/22/96        1,532,200        1,302,370
12% Senior Secured Term Note due 2004                            $     489,000          7/22/96          464,491          415,650
8% Preferred Stock                                                    374 shs.          7/22/96          231,964             --
Common Stock (B)                                                      599 shs.          7/22/96           28,978             --
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                                  322 shs.          7/22/96           97,800             --
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,251,933        2,480,045
---------------------------------------------------------------------------------------------------------------------------------

PREMIUM FOODS GROUP, INC.
A manufacturer and distributor of branded meat products

12% Senior Subordinated Note due 2008                            $   1,821,000          8/29/00        1,535,275        1,875,630
Limited Partnership Interest of MHD Holdings LLC (B)                1.29% int.          8/29/00          804,000          723,600
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                7,052 shs.          8/29/00          327,072               71
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,666,347        2,599,301
---------------------------------------------------------------------------------------------------------------------------------

PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed chemicals for the fertilizer, asphalt and concrete industries.

6% Redeemable Preferred Membership Interests                        2,525 int.                *        2,780,992        2,717,026
Common Membership Interests                                         9,863 int.                *           13,049           38,802
---------------------------------------------------------------------------------------------------------------------------------
*7/31/97 and 1/4/99.                                                                                   2,794,041        2,755,828
---------------------------------------------------------------------------------------------------------------------------------

PROGRESSIVE SOFTWARE HOLDINGS, INC.
A designer and manufacturer of point-of-sale monitors and keyboards used by retailers and restaurants.

Common Stock (B)                                                  729,946 shs.           7/9/02        3,500,003           13,139
---------------------------------------------------------------------------------------------------------------------------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries

9.8% Redeemable Exchangeable Preferred Stock (B)                    1,004 shs.          8/12/94          100,350           50,175
Common Stock (B)                                                    2,600 shs.                *          126,866             --
---------------------------------------------------------------------------------------------------------------------------------
*11/14/01 and 8/12/94.                                                                                   227,216           50,175
---------------------------------------------------------------------------------------------------------------------------------

PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe and tubing in the United States.

14% Senior Subordinated Note due 2007                            $   3,521,053          9/16/99        3,516,651        3,490,201
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                              197,040 shs.          9/16/99                1          796,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,516,652        4,286,440
---------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly engineered synthetic elastomers.

13% Senior Subordinated Note due 2011                            $   2,125,000          2/28/01     $  1,919,531     $  2,162,422
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  212 shs.          2/28/01          205,469                2
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,125,000        2,162,424
---------------------------------------------------------------------------------------------------------------------------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which manufactures and distributes generic injectable drugs and eye products.

12% Senior Subordinated Note due 2009                            $   2,125,000          4/19/02        1,995,769        2,169,445
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                               51,088 shs.          4/19/02          138,052              511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,133,821        2,169,956
---------------------------------------------------------------------------------------------------------------------------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.

Senior Secured Floating Rate Tranche A Note due 2007             $   2,214,194           6/2/99        2,214,194        2,214,194
12% Senior Secured Tranche B Note due 2007                       $   1,130,652           6/2/99        1,130,652        1,141,959
Class B Common Stock (B)                                            1,480 shs.           6/2/99          256,212          156,762
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,601,058        3,512,915
---------------------------------------------------------------------------------------------------------------------------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles used in consumer products.

12% Senior Subordinated Note due 2009                            $   2,125,000          6/13/02        1,952,415        2,139,418
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                2,011 shs.          6/13/02          182,023               20
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,134,438        2,139,438
---------------------------------------------------------------------------------------------------------------------------------

SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout the Midwest.

12.5% Senior Subordinated Note due 2008                          $   1,517,857           8/1/02        1,310,693        1,517,857
Common Stock (B)                                                  607,143 shs.           8/1/02          607,143          546,429
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              263,444 shs.           8/1/02          216,446            2,634
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,134,282        2,066,920
---------------------------------------------------------------------------------------------------------------------------------

SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded polyethylene containers.

12.25% Senior Subordinated Note due 2007                         $   3,125,000          12/6/99        2,807,186        3,160,701
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                  513 shs.          12/6/99          426,136                5
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,233,322        3,160,706
---------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the United States.

14% Senior Subordinated Note due 2008                            $   2,073,901           3/1/00     $  2,038,418     $  2,151,764
Preferred LLC Interests (B)                                           109 int.           3/1/00          108,854          102,682
Common LLC Interests (B)                                          100,179 int.           3/1/00           14,844           13,359
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              257,000 shs.           3/1/00           35,980            2,570
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,198,096        2,270,375
---------------------------------------------------------------------------------------------------------------------------------

STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances

11% Senior Secured Note due 2004                                 $   2,282,975          1/25/00        2,226,480        2,277,006
9.65% Senior Secured Note due 2004                               $     469,254          5/27/94          469,252          463,816
10.5% Subordinated Note due 2004                                 $     716,418          5/27/94          716,418          700,787
Common Stock (B)                                                    4,310 shs.          5/27/94          259,735          354,716
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                                4,621 shs.                *          171,830          380,248
---------------------------------------------------------------------------------------------------------------------------------
*5/27/94 and 1/25/00.                                                                                  3,843,715        4,176,573
---------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.

12% Senior Subordinated Note due 2008                            $   3,875,000          1/14/00        3,373,324        3,619,083
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              106,539 shs.          1/14/00          658,751            1,065
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,032,075        3,620,148
---------------------------------------------------------------------------------------------------------------------------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products

12.5% Senior Subordinated Note due 2007                             $2,712,000           2/5/98        2,481,543        2,739,120
Common Stock (B)                                                      630 shs.           2/4/98          630,000          567,000
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                  444 shs.           2/5/98          368,832                4
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,480,375        3,306,124
---------------------------------------------------------------------------------------------------------------------------------

THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems

12.25% Senior Subordinated Note due 2009                         $   1,236,000           5/9/00          999,234        1,273,080
Limited Partnership Interest of KT Holding Company L.P. (B)         0.52% int.           5/5/00          773,200          695,882
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                  739 shs.           5/9/00          287,370           73,071
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,059,804        2,042,033
---------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the Columbia/Snake River system.

17% Preferred Stock (B)                                               560 shs.         12/23/02     $    560,000     $    532,000
Convertible Preferred Stock, convertible into
  common stock at $1,000 per share (B)                              1,120 shs.          7/25/96        1,120,000          896,000
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                  474 shs.          7/25/96           48,216          379,008
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,728,216        1,807,008
---------------------------------------------------------------------------------------------------------------------------------

TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic fasteners and assembly components.

12.75% Senior Subordinated Note due 2008                         $   1,875,000          12/6/01        1,875,000        1,887,375
Membership Interests                                              250,000 int.          12/6/01          250,000          225,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,125,000        2,112,375
---------------------------------------------------------------------------------------------------------------------------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support equipment for the business, commuter and commercial aviation markets.

10.5% Senior Secured Term Note due 2008                          $   2,368,750          1/20/00        2,368,750        2,285,349
12% Senior Subordinated Note due 2010                            $   1,326,500          1/20/00        1,246,758        1,226,982
Common Stock (B)                                                  227,400 shs.          1/20/00          227,400          181,920
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              260,563 shs.          1/20/00           98,540            2,606
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,941,448        3,696,857
---------------------------------------------------------------------------------------------------------------------------------

TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American window and door market.

12.25% Senior Subordinated Note due 2006                         $   2,675,000          6/23/97        2,498,275        2,675,000
Limited Partnership Interest (B)                                   10.04% int.          6/17/97          824,600          742,140
Warrant, exercisable until 2006, to purchase
  limited partnership interests at $.01 per unit (B)                1,258 uts.          6/23/97          376,932           52,636
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,699,807        3,469,776
---------------------------------------------------------------------------------------------------------------------------------

TVI, INC.
A retailer of used clothing in the United States, Canada and Australia.

15.971% Subordinated Note due 2008                               $   2,020,972           5/2/00        1,949,370        1,995,727
Common Stock (B)                                                  354,167 shs.           5/2/00          354,167          247,917
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,303,537        2,243,644
---------------------------------------------------------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES:(A) continued                  or Principal Amount       Date            Cost         Fair Value
---------------------------------------------------------------------------------------------------------------------------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings

12.5% Senior Subordinated Note due 2007 (B)                      $   3,463,000         12/14/99     $  3,092,256     $  1,385,200
Class B Common Stock (B)                                              664 shs.         12/14/99          664,200             --
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                  565 shs.         12/14/99          461,733             --
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,218,189        1,385,200
---------------------------------------------------------------------------------------------------------------------------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.

Series A Preferred Units (B)                                        0.15% int.          12/2/96                1                2
---------------------------------------------------------------------------------------------------------------------------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.

12% Senior Subordinated Note due 2008                            $   2,045,265         12/18/00        1,904,981        2,152,632
Limited Partnership Interest of Riverside VI
  Holding Company L.P. (B)                                          4.80% int.                *          351,320          281,054
Limited Partnership Interest of Riverside
  Capital Appreciation Fund II L.P. (B)                             0.75% int.         12/18/00           79,735           63,788
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                  308 shs.               **          227,729                3
---------------------------------------------------------------------------------------------------------------------------------
*12/30/97 and 9/9/99.                                                                                  2,563,765        2,497,477
---------------------------------------------------------------------------------------------------------------------------------
**1/2/98 and 12/18/00.
---------------------------------------------------------------------------------------------------------------------------------

WASHINGTON INVENTORY SERVICES, INC
A provider of physical inventory taking and other related services to retailers.

12.5% Senior Subordinated Note due 2008                          $   1,646,881          11/3/00        1,605,810        1,633,597
Senior Preferred Stock (B)                                          4,692 shs.          11/1/00          469,160          429,692
Class B Common Stock (B)                                            8,959 shs.          11/1/00            8,959            8,063
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                3,979 shs.          11/3/00           49,804               40
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,133,733        2,071,392
---------------------------------------------------------------------------------------------------------------------------------

WICOR AMERICAS, INC
A manufacturer of cellulose based insulation products, systems and services for electrical transformer equipment manufacturers.

20% Senior Subordinated Secured Note due 2009                    $   2,272,932          11/9/01        2,271,878        2,222,799
---------------------------------------------------------------------------------------------------------------------------------
Total Private Placement Investments                                                                  189,943,812      157,270,981
=================================================================================================================================

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                        Interest        Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A) continued             Rate          Date     Principal Amount       Cost          Fair Value
---------------------------------------------------------------------------------------------------------------------------------
RULE 144A SECURITIES - 2.91%: (A)
BONDS - 0.99%
The Brickman Group, Ltd.                                  11.750%     12/15/09     $    475,000     $    475,000     $    496,375
Cuddy International Corp. (B)                             10.750      12/01/07          229,062          225,640           22,906
Del Monte Corp.                                            8.625      12/15/12          225,000          225,000          229,500
Dex Media East LLC                                         9.875      11/15/09          475,000          475,000          510,625
Grant Prideco, Inc.                                        9.000      12/15/09          100,000          100,000          104,000
JohnsonDiversey, Inc.                                      9.625      05/15/12          210,000          210,000          220,500
RH Donnelley Fin Corp. I                                   8.875      12/15/10          110,000          110,000          117,700
                                                                                   ------------     ------------     ------------
TOTAL BONDS                                                                        $  1,824,062        1,820,640        1,701,606
                                                                                   ============     ------------     ------------

CONVERTIBLE BONDS - 1.91%
Advanced Micro Devices, Inc.                               4.750%     02/01/22     $    500,000     $    397,449     $    311,250
Computer Associates Intl, Inc.                             1.625      12/15/09          150,000          150,000          147,626
Cymer, Inc.                                                3.500      02/15/09          850,000          850,000          833,000
Echostar Communications, Inc.                              4.875      01/01/07          400,000          400,000          354,000
F E I Company                                              5.500      08/15/08          375,000          375,000          304,687
General Semiconductor, Inc.                                5.750      12/15/06           65,000           58,663           60,531
Hyperion Solutions Corp.                                   4.500      03/15/05          200,000          200,000          195,500
Invitrogen Corp.                                           2.250      12/15/06          425,000          425,000          358,594
Sanmina-SCI Corp. (B)                                      0.000      09/12/20        1,090,000          453,712          444,175
Triquint Semiconductor, Inc.                               4.000      03/01/07          225,000          168,442          174,094
Viropharma, Inc.                                           6.000      03/01/07          215,000          147,282           88,956
                                                                                   ------------     ------------     ------------
TOTAL CONVERTIBLE BONDS                                                            $  4,495,000        3,625,548        3,272,413
                                                                                   ============     ------------     ------------

COMMON STOCK - 0.00%
Jordan Telecom Products (B)                                                                  70     $     14,000             --
                                                                                                    ------------     ------------
TOTAL COMMON STOCK                                                                                        14,000             --
                                                                                                    ------------     ------------

WARRANTS - 0.01%
Winsloew Escrow Corp. (B)                                                                   900     $          9     $      9,000
                                                                                                    ------------     ------------
TOTAL WARRANTS                                                                                                 9            9,000
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                             5,460,197        4,983,019
                                                                                                    ------------     ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                               $195,404,009     $162,254,000
                                                                                                    ============     ============

                                                  MASSMUTUAL CORPORATE INVESTORS
-
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                        Interest        Due         Shares or
CORPORATE PUBLIC SECURITIES - 9.61%:(A)                   Rate          Date     Principal Amount       Cost         Market Value
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 2.58%
G F S I, Inc.                                              9.625%     03/01/07     $    145,000     $    122,814     $    116,000
Isle of Capri Casinos, Inc.                                9.000      03/15/12          450,000          450,000          466,875
Neff Corp.                                                10.250      06/01/08          230,000          227,688           60,950
Numatics, Inc.                                             9.625      04/01/08          550,000          540,813          258,500
Remington Products Co.                                    11.000      05/15/06          600,000          595,506          492,750
S P X Corporation                                          7.500      01/01/13          500,000          500,000          506,250
Sports Club Co.                                           11.375      03/15/06          600,000          582,000          540,000
Telex Communications, Inc. (B)                             0.000      11/15/06          373,182          206,820          205,250
United Refining Co.                                       10.750      06/15/07        1,365,000        1,365,000        1,037,400
Winsloew Escrow Corp.                                     12.750      08/15/07          900,000          879,472          729,000
                                                                                   ------------     ------------     ------------
TOTAL BONDS                                                                        $  5,713,182        5,470,113        4,412,975
                                                                                   ============     ------------     ------------
COMMON STOCK - 3.39%
Computer Horizons Corp. (B)                                                              32,068     $    301,942     $    104,862
DT Industries, Inc. (B)                                                                 178,876        1,168,093          466,866
EOS International, Inc. (B)                                                             100,000          300,000           42,000
Florist Transworld Delivery, Inc. (B)                                                    29,374           41,258          467,928
H C I Direct, Inc. (B)                                                                    1,000             --                 10
PepsiAmericas, Inc.                                                                      92,145        2,006,365        1,237,507
Proton Energy Systems, Inc. (B)                                                          26,000          328,859           78,000
Rent-Way, Inc. (B)                                                                       92,866          916,263          325,031
Supreme Industries, Inc. (B)                                                            105,202          267,325          452,369
Surebeam Corp. (B)                                                                       40,555           17,507          163,843
T G C Industries (B)                                                                      6,361            9,497              397
Titan Corp. (B)                                                                          58,052          155,714          603,741
Transmontaigne, Inc. (B)                                                                333,326        1,109,177        1,546,633
Vina Technologies, Inc. (B)                                                                 572            1,687              114
W E C Company, Inc. (B)                                                                   5,938          800,000          159,990
Wellchoice, Inc. (B)                                                                      6,200          155,000          148,490
                                                                                                    ------------     ------------
TOTAL COMMON STOCK                                                                                     7,578,687        5,797,781
                                                                                                    ------------     ------------

CONVERTIBLE BONDS - 3.11%
B E A Systems, Inc.                                        4.000%     12/15/06     $    525,000     $    382,594     $    475,125
Charter Communications, Inc.                               4.750      06/01/06          660,000          660,000          117,975
Commscope, Inc.                                            4.000      12/15/06          185,000          179,550          148,196
Corning Inc. (B)                                           0.000      11/08/15          795,000          589,829          445,200
Cypress Semiconductor Corp.                                4.000      02/01/05          210,000          210,000          175,088
Echostar Communications, Inc.                              4.875      01/01/07        1,000,000          805,000          885,000
F E I Company                                              5.500      08/15/08        1,160,000        1,080,300          942,500
Hyperion Solutions Corp.                                   4.500      03/15/05           50,000           35,500           48,875
Mediacom Communications Corp.                              5.250      07/01/06        1,045,000        1,045,000          869,962
Nextel Communications                                      4.750      07/01/07          200,000          122,000          166,750
S C I Systems, Inc.                                        3.000      03/15/07          800,000          727,038          567,000
Sanmina-SCI Corp. (B)                                      0.000      09/12/20        1,190,000          425,373          484,925
                                                                                   ------------     ------------     ------------
TOTAL CONVERTIBLE BONDS                                                            $  7,820,000        6,262,184        5,326,596
                                                                                   ============     ------------     ------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

CORPORATE PUBLIC SECURITIES:(A)continued                                              Shares            Cost         Market Value
---------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK - 0.52%
Lucent Technologies Capital Trust I                                                       2,200     $  2,200,000     $    881,936
                                                                                                    ------------     ------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                      2,200,000          881,936
                                                                                                    ------------     ------------

PREFERRED STOCK - 0.01%
Telex Communications, Inc.                                                               17,708     $          1     $     17,708
                                                                                                    ------------     ------------
TOTAL PREFERRED STOCK                                                                                          1           17,708
                                                                                                    ------------     ------------

WARRANTS - 0.00%
Telex Communications, Inc.                                                                  698     $          7     $          7
                                                                                                    ------------     ------------
TOTAL WARRANTS                                                                                                 7                7
                                                                                                    ------------     ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                                   $ 21,510,992     $ 16,437,003
                                                                                                    ============     ============

                                                        Interest        Due          Principal
SHORT-TERM SECURITIES:                                 Rate/Yield       Date          Amount            Cost         Market Value
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 6.33%
Caterpillar Financial Services Corp.                       1.200%     01/03/03     $  3,200,000     $  3,199,786     $  3,199,786
Conagra Foods, Inc.                                        1.450      01/02/03        1,865,000        1,864,925        1,864,925
DaimlerChrysler NA Holding Corp.                           1.900      01/23/03        2,825,000        2,821,720        2,821,720
General Electric Capital Corp.                             1.280      01/13/03          610,000          609,740          609,740
PACCAR Financial Corp.                                     1.300      01/06/03        2,325,000        2,324,580        2,324,580
                                                                                   ------------     ------------     ------------
TOTAL SHORT-TERM SECURITIES                                                        $ 10,825,000     $ 10,820,751     $ 10,820,751
                                                                                   ============     ------------     ------------

TOTAL INVESTMENTS                                         110.81%                                   $227,735,752     $189,511,754
                                                                                                    ============     ------------
Other Assets                                                3.29                                                        5,625,330
Liabilities                                               (14.10)                                                     (24,108,653)
                                                          ------                                                     ------------
TOTAL NET ASSETS                                          100.00%                                                    $171,028,431
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

See Notes to Consolidated Financial Statements.

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
AUTOMOBILE - 5.69%
America's Body Co., Inc./LCP Holding Co.                                           $  3,150,001
LIH Investors, L.P.                                                                   3,969,917
Nyloncraft, Inc.                                                                      2,613,368
-----------------------------------------------------------------------------------------------
                                                                                      9,733,286
-----------------------------------------------------------------------------------------------

BEVERAGE, FOOD & TOBACCO - 2.15%
Beta Brands, Inc.                                                                       732,559
Cains Foods, L.P.                                                                       112,854
Del Monte Corp.                                                                         229,500
Premium Foods Group, Inc.                                                             2,599,301
-----------------------------------------------------------------------------------------------
                                                                                      3,674,214
-----------------------------------------------------------------------------------------------

BROADCASTING & ENTERTAINMENT - 0.21%
Echostar Communications, Inc.                                                           354,000
-----------------------------------------------------------------------------------------------

BUILDINGS & REAL ESTATE - 10.68%
Adorn, Inc.                                                                           2,220,025
Eagle Window & Door Holdings Co.                                                      2,151,922
PGT Industries, Inc.                                                                  2,695,827
Shelter Acquisition, Inc.                                                             2,066,920
Strategic Equipment & Supply Corp., Inc.                                              3,620,148
Therma-Tru Corporation                                                                2,042,033
Truseal Technologies, Inc.                                                            3,469,776
-----------------------------------------------------------------------------------------------
                                                                                     18,266,651
-----------------------------------------------------------------------------------------------

CARGO TRANSPORT - 2.31%
Kenan-Advantage Transport Company                                                     2,139,305
Tidewater Holdings, Inc.                                                              1,807,008
-----------------------------------------------------------------------------------------------
                                                                                      3,946,313
-----------------------------------------------------------------------------------------------

CHEMICAL, PLASTICS & RUBBER - 2.88%
Delstar Holdings Corp.                                                                      342
Process Chemicals LLC                                                                 2,755,828
RK Polymers LLC                                                                       2,162,424
-----------------------------------------------------------------------------------------------
                                                                                      4,918,594
-----------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - 12.72%
Alpha Shirt Company                                                                   6,473,296
The Brickman Group, Ltd.                                                                496,375
Colibri Holdings Corporation                                                          2,096,280
Consumer Product Enterprises, Inc.                                                      550,115
Corvest Group, Inc.                                                                   3,933,355
Dexter Magnetic Technologies, Inc.                                                    1,591,180
G C-Sun Holdings, L.P.                                                                1,293,759
Keepsake Quilting, Inc.                                                               2,010,280
The Tranzonic Companies                                                               3,306,124
-----------------------------------------------------------------------------------------------
                                                                                     21,750,764
-----------------------------------------------------------------------------------------------

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING & GLASS - 6.39%
C & K Financing Company LLC                                                        $     33,818
Capitol Specialty Plastics, Inc.                                                            403
Paradigm Packaging, Inc.                                                              2,364,694
Plassein Packaging Corporation                                                          741,909
Selig Acquisition Corporation                                                         2,139,438
Snyder Industries, Inc.                                                               3,160,706
Vitex Packaging, Inc.                                                                 2,497,477
-----------------------------------------------------------------------------------------------
                                                                                     10,938,445
-----------------------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE, MANUFACTURING - 13.78%
DT Industries, Inc.                                                                     400,000
Evans Consoles, Inc.                                                                  2,383,849
Highgate Capital LLC                                                                    150,000
Hussey Seating Company                                                                2,452,544
Jackson Products, Inc.                                                                  307,282
Jason, Inc.                                                                           1,881,114
NPC, Inc.                                                                             3,854,233
PW Eagle, Inc.                                                                        4,286,440
Safety Speed Cut Manufacturing Company, Inc.                                          3,512,915
Tinnerman-Palnut Engineered Components                                                2,112,375
Wicor Americas, Inc.                                                                  2,222,799
-----------------------------------------------------------------------------------------------
                                                                                     23,563,551
-----------------------------------------------------------------------------------------------

DIVERSIFIED /CONGLOMERATE, SERVICE - 7.82%
Diversco, Inc./DHI Holdings, Inc.                                                     1,113,655
Examination Management Services, Inc.                                                 2,389,624
Hamilton Funeral Services Centers, Inc.                                                 380,271
Lancaster Laboratories, Inc.                                                          2,088,920
Pharmaceutical Buyers, Inc.                                                             897,456
Sabex 2002, Inc.                                                                      2,169,956
SpectaGuard Acquisition LLC                                                           2,270,375
Washington Inventory Services, Inc.                                                   2,071,392
-----------------------------------------------------------------------------------------------
                                                                                     13,381,649
-----------------------------------------------------------------------------------------------

ELECTRONICS - 7.02%
Advanced Micro Devices, Inc.                                                            311,250
Computer Associates Int'l, Inc.                                                         147,626
Coining Corporation of America                                                        2,217,318
Directed Electronics, Inc                                                             4,234,921
Evolve Software, Inc                                                                         16
Fairmarket, Inc                                                                             314
Hyperion Solutions Corp.                                                                195,500
IBEAM Broadcasting Corporation                                                             --
Integration Technology Systems, Inc.                                                  1,799,678
Precision Dynamics, Inc.                                                              2,480,045
Progressive Software Holdings, Inc.                                                      13,139
Sanmina-SCI Corp.                                                                       444,175
Triquint Semiconductor, Inc.                                                            174,094
-----------------------------------------------------------------------------------------------
                                                                                     12,018,076
-----------------------------------------------------------------------------------------------

MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
FARMING & AGRICULTURE - 0.61%
Cuddy International Corp.                                                          $     22,906
Polymer Technologies, Inc./Poli-Twine Western, Inc.                                     967,325
Protein Genetics, Inc.                                                                   50,175
-----------------------------------------------------------------------------------------------
                                                                                      1,040,406
-----------------------------------------------------------------------------------------------

HEALTHCARE, EDUCATION & CHILDCARE - 2.96%
Beacon Medical Products, Inc.                                                         2,041,086
DHD Healthcare, Inc.                                                                  1,759,566
Enzymatic Therapy, Inc.                                                               1,168,755
Viropharma, Inc.                                                                         88,956
-----------------------------------------------------------------------------------------------
                                                                                      5,058,363
-----------------------------------------------------------------------------------------------

HOME & OFFICE FURNISHINGS, HOUSEWARES,
AND DURABLE CONSUMER PRODUCTS - 6.81%
Fasteners for Retail, Inc.                                                            5,818,625
JohnsonDiversey, Inc.                                                                   220,500
Moss, Inc.                                                                            1,442,843
Star International, Inc.                                                              4,176,573
-----------------------------------------------------------------------------------------------
                                                                                     11,658,541
-----------------------------------------------------------------------------------------------

LEISURE, AMUSEMENT, ENTERTAINMENT - 2.36%
Adventure Entertainment Corporation                                                      20,705
Grand Expeditions, Inc                                                                  852,824
Olympic Sales, Inc.                                                                   3,160,070
-----------------------------------------------------------------------------------------------
                                                                                      4,033,599
-----------------------------------------------------------------------------------------------

MACHINERY - 3.04%
Ames True Temper Group                                                                2,082,827
C & M Conveyor, Inc.                                                                  2,291,454
Cymer, Inc.                                                                             833,000
-----------------------------------------------------------------------------------------------
                                                                                      5,207,281
-----------------------------------------------------------------------------------------------

MINING, STEEL, IRON & NON PRECIOUS METALS - 0.09%
Better Minerals & Aggregates                                                            147,622
-----------------------------------------------------------------------------------------------

MISCELLANEOUS - 1.45%
CapeSuccess LLC                                                                           7,747
Dex Media East LLC                                                                      510,625
East River Ventures I, L.P.                                                              39,814
General Semiconductor, Inc.                                                              60,531
Invitrogen Corp.                                                                        358,594
RH Donnelley Fin Corp I                                                                 117,700
USFlow Corporation                                                                    1,385,200
Victory Ventures LLC                                                                          2
Winsloew Escrow Corp.                                                                     9,000
-----------------------------------------------------------------------------------------------
                                                                                      2,489,213
-----------------------------------------------------------------------------------------------

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
OIL AND GAS - 1.02%
Chaparral Resources, Inc.                                                          $        148
Grant Prideco, Inc.                                                                     104,000
Mustang Ventures Company                                                              1,640,225
-----------------------------------------------------------------------------------------------
                                                                                      1,744,373
-----------------------------------------------------------------------------------------------

PERSONAL TRANSPORTATION - 2.16%
Tronair, Inc.                                                                         3,696,857
-----------------------------------------------------------------------------------------------

RETAIL STORES - 2.53%
P H I Holdings Company                                                                2,083,871
TVI, Inc.                                                                             2,243,644
-----------------------------------------------------------------------------------------------
                                                                                      4,327,515
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.01%
Jordan Telecom Products                                                                    --
-----------------------------------------------------------------------------------------------

TECHNOLOGY - 0.18%
F E I Company                                                                           304,687
-----------------------------------------------------------------------------------------------
Total Corporate Restricted Securities - 94.87%                                     $162,254,000
===============================================================================================

                                                  MASSMUTUAL CORPORATE INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001

1. HISTORY
MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser.

The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary
Trust") for the purpose of holding certain investments.
The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF INVESTMENTS:
     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market. Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $162,254,000 (94.87% of net assets) as of December 31, 2002 ($165,049,591 at December 31, 2001) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 2002, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B. ACCOUNTING FOR INVESTMENTS:
     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

MASSMUTUAL CORPORATE INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     C. USE OF ESTIMATES:
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D. FEDERAL INCOME TAXES:
     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net longterm capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

     In 2002, the Trust reclassed ($68,784) from undistributed net investment income to additional paid-in-capital to more accurately portray the Trust's financial position. This reclass has no impact on the Trust's net asset value per share.

     E. RECLASSIFICATIONS
     Certain amounts from prior years' financial statements have been reclassed to conform with current year presentation.

3. INVESTMENT ADVISORY FEE
Under an investment services contract, Babson has agreed to invest for MassMutual general account concurrently with the Trust in each restricted security purchased by the Trust. Babson, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Babson provides a continuing review of the investment operations of the Trust. Babson also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

Under the investment services contract, as amended July 1, 1988, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Credit Bond Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31, June 30, September 30 and December 31, 2002 was:

                                          Performance
                                          Adjustment       Amount
                                          ----------       ------
     March 31, 2002                         0.0625%       $114,090
     June 30, 2002                          0.0625%       $112,914
     September 30, 2002                     0.0625%       $108,793
     December 31, 2002                      0.0625%       $107,295

4. SENIOR SECURED INDEBTEDNESS
     A. NOTE PAYABLE
     MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the years ended December 31, 2002 and 2001, the Trust incurred total interest expense on the Note of $1,478,000.

     B. REVOLVING CREDIT AGREEMENT
     The Trust entered into a Revolving Credit Agreement (the "Revolver") with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

     As of December 31, 2002 and 2001, there were no outstanding loans drawn against the Revolver. For each of the years ended December 31, 2002 and 2001, the Trust incurred $37,500 and $37,397, respectively, in expense related to the undrawn portion.

                                                  MASSMUTUAL CORPORATE INVESTORS

DECEMBER 31, 2002 AND 2001
Notes to Consolidated Financial Statements

5. PURCHASES AND SALES OF INVESTMENTS
                                              For the Year       For the Year
                                            Ended 12/31/2002   Ended 12/31/2001
--------------------------------------------------------------------------------
                                               Cost of Investments Acquired
--------------------------------------------------------------------------------
Corporate restricted securities               $ 50,028,750       $ 29,582,911
Corporate public securities                     12,960,717         16,987,578
Short-term securities                          504,894,722        579,764,573

--------------------------------------------------------------------------------
                                             Proceeds from Sales or Maturities
--------------------------------------------------------------------------------
Corporate restricted securities               $ 49,886,380       $ 40,001,873
Corporate public securities                     13,171,712         19,329,657
Short-term securities                          504,775,518        576,507,503

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2002 is $38,223,998 and consists of $14,308,440 appreciation and $52,532,438 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2001 is $35,272,097 and consists of $13,236,957 appreciation and $48,509,054 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS (UNAUDITED)

                                  Amount    Per Share    Amount    Per Share
--------------------------------------------------------------------------------
                                    March 31, 2002         March 31, 2001
--------------------------------------------------------------------------------
Investment income              $ 4,810,387            $ 4,901,147
Net investment income            3,587,006   $ 0.41     3,729,498   $ 0.43
Net realized and unrealized
  gain (loss) on investments     2,640,053     0.30    (1,686,474)   (0.19)

--------------------------------------------------------------------------------
                                     June 30, 2002          June 30, 2001
--------------------------------------------------------------------------------
Investment income                4,866,101              5,051,877
Net investment income            3,767,012     0.43     3,844,565     0.44
Net realized and unrealized
 (loss) gain on investments     (2,039,467)   (0.23)    2,449,657     0.28

--------------------------------------------------------------------------------
                                    September 30, 2002     September 30, 2001
--------------------------------------------------------------------------------
Investment income                4,537,861              4,875,161
Net investment income            3,338,262     0.38     3,737,511     0.43
Net realized and unrealized
  loss on investments           (6,640,118)   (0.75)   (7,180,355)   (0.83)

--------------------------------------------------------------------------------
                                     December 31, 2002      December 31, 2001
--------------------------------------------------------------------------------
Investment income                4,023,523              4,661,551
Net investment income            2,812,452     0.31     3,545,560     0.40
Net realized and unrealized
  gain on investments              791,453     0.09     1,785,165     0.21

7. CONTINGENCIES
The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits have been brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The Trust is unable to estimate any potential recovery from these lawsuits as of February 7, 2003.

MASSMUTUAL PARTICIPATION INVESTORS

INTERESTED TRUSTEES

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    SERVICE BEGAN/
POSITION WITH THE TRUST       DURING THE PAST FIVE YEARS/OTHER DIRECTORSHIPS HELD      TERM ENDS
--------------------------------------------------------------------------------------------------
STUART H. REESE* (47)         Executive Vice President and Chief Investment            1999/2003
MassMutual Life Ins. Co.      Officer (since 1999) of MassMutual Director and
1295 State Street             CEO (since 2000) and President (2000-2001) of
Springfield, MA 01111         Babson Chief Executive Director (1997-1999) Senior
Trustee                       Vice President (1993-1997), of MassMutual
Chairman (since 1999)         President (1993-1999), Chairman and Trustee
President (1993-1999)         (1999), MML Series Investment Fund Director (since
                              1995), MassMutual Corporate Value Partners
                              President (1994-1999), Chairman and Trustee
                              (1999), MassMutual Institutional Funds Director
                              (since 1993), MML Baystate Life Insurance Company
                              Advisory Board Member (since 1995), Kirtland
                              Capital Partners Advisory Board Member (since
                              1996), MassMutual High Yield Partners II Director
                              (since 1996), CM Assurance Company Director (since
                              1996), CM Benefit Insurance Company Director
                              (since 1996), CM Life Insurance Company Director
                              (since 1996), CM International, Inc Chairman
                              (since 1999) and Director (since 1996), Antares
                              Capital Corporation Director (since 1996), Charter
                              Oak Capital Management, Inc. Director (since
                              1996), State House I Corporation President (since
                              1998), MassMutual/Darby CBO LLC Director (since
                              1999), MLDP Holdings Chairman (since 2000),
                              Cornerstone Real Estate Advisers Inc. Trustee,
                              Chairman (since 1999), and President (1993-1999),
                              MassMutual Participation Investors (closed-end
                              investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 41

--------------------------------------------------------------------------------------------------
RICHARD G. DOOLEY** (73)      Consultant (since 1993) and former Executive Vice        1974/2003
MassMutual Life Ins. Co.      President and Chief Investment Officer of
1295 State Street             MassMutual Director (since 1992), Kimco Realty
Springfield, MA 01111         Corp. (shopping center ownership and management)
Trustee                       Director (since 1993), Jeffries Group, Inc.
Vice-Chairman (since 1995)    (financial services holding company) Chairman
Chairman (1982-1995, 1999)    (1988-1995, 1999), Vice Chairman (1995-1999) and
                              Trustee, MML Series Investment Fund (open-end
                              investment company advised by the Insurance
                              Company) Chairman (1988-1995, 1999), Vice Chairman
                              (since 1995) and Trustee (since 1988), MassMutual
                              Participation Investors (closed-end investment
                              company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 41

* Mr. Reese is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust and a Director and CEO of Babson.

** Mr. Dooley is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust and as a consultant to MassMutual.

                                              MASSMUTUAL PARTICIPATION INVESTORS

INDEPENDENT TRUSTEES

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    SERVICE BEGAN/
POSITION WITH THE TRUST       DURING THE PAST FIVE YEARS/OTHER DIRECTORSHIPS HELD      TERM ENDS
--------------------------------------------------------------------------------------------------
DONALD E. BENSON (72)         Executive Vice President and Director (since             1986/2004
MassMutual Corporate          1992), Marquette Financial Companies (financial
Investors                     services) Partner (since 1996), Benson Family
1500 Main Street, Suite 1100  Limited Partnership No. 1 and Benson Family
Springfield, MA 01115         Limited Partnership No. 2 (investment
Trustee                       partnerships) Partner (since 1987), Benson,
                              Pinckney, Oates Partnership (building partnership)
                              Director (since 1997), National Mercantile Bancorp
                              (bank holding company) and Mercantile National
                              Bank Director, Mesaba Holdings, Inc. (commuter
                              airline) Trustee (since 1988), MassMutual
                              Participation Investors (closed-end investment
                              company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
DONALD GLICKMAN (69)          Chairman (since 1992), Donald Glickman and               1992/2004
MassMutual Corporate          Company, Inc. (investment banking) Director
Investors                     (1988-2000), CalTex Industries, Inc. (manufacturer
1500 Main Street, Suite 1100  of windows) Director (since 1984), Monro Muffler
Springfield, MA 01115         Brake, Inc. (automobile repair service) Director
Trustee                       (since 1998), MSC Software, Inc. Chairman (since
                              1998), Elgar Electronics (manufacturer of
                              electronic power supplies) Director (since 2002),
                              Racal Instrument Group (manufacturer of electronic
                              test equipment) Director (since 2002), OAOT, Inc.
                              (ITC services) Director (since 1999), SDI, Inc.
                              (manufacturer of airbag initiations) Partner
                              (since 1992), J.F. Lehman & Co. (private
                              investments) Trustee (since 1992), MassMutual
                              Participation Investors (closed-end investment
                              company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
MARTIN T. HART (67)           Private investor President and Director                  1991/2003
MassMutual Corporate          (1983-2000), H Corporation Partner (1986-2000),
Investors                     Consolidated Nursery Properties (wholesale nursery
1500 Main Street, Suite 1100  and garden center) Director (since 1997), T-Netix
Springfield, MA 01115         Inc. (communications company) Director (since
Trustee                       1999), ValueClick Inc. (internet advertising
                              company) Director (since 2002), Spectranetics
                              Corporation (medical device company) Trustee
                              (since 1991), MassMutual Participation Investors
                              (closed-end investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
STEVEN A. KANDARIAN (50)      Executive Director (since 2001), Pension Benefit         2002/2005
MassMutual Corporate          Guaranty Corp., (a federal pension agency)
Investors                     Managing Director (1993-2001), Orion Partners,
1500 Main Street, Suite 1100  L.P. (a private equity fund) Trustee (since 2002),
Springfield, MA 01115         The DLB Fund Group (open-end investment company
Trustee                       advised by Babson) Trustee (since 2002),
                              MassMutual Participation Investors (a closed-end
                              investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 13

--------------------------------------------------------------------------------------------------
JACK A. LAUGHERY (68)         Chairman (1997-1998), President and Partner (since       1996/2005
MassMutual Corporate          1996), Laughery Investments Chairman (1997-1998),
Investors                     Papa John's New England (food service) Director
1500 Main Street, Suite 1100  (since 1993), Papa John's International (food
Springfield, MA 01115         service companies) Director (since 1994), Houston
Trustee                       Pizza Venture LLC (pizza restaurant) Partner
                              (since 1987), Coastal Lodging (hotels) Part Owner
                              (since 1998), Rocky Mount Harley Davidson Partner
                              (since 1996), Papa John's Iowa Director (since
                              2001), Papa John's United (food service) Trustee
                              (since 1996), MassMutual Participation Investors
                              (closed-end investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
CORINE T. NORGAARD (65)       Dean (since 1996), Barney School of Business and         1998/2005
MassMutual Corporate          Public Administration, University of Hartford
Investors                     Director (since 1997), The Advest Bank Trustee
1500 Main Street, Suite 1100  (since 1993), Aetna Series Fund (investment
Springfield, MA 01115         company) Director (since 1992), Aetna Variable
Trustee                       Series Fund Trustee (since 1998), MassMutual
                              Participation Investors (a closed-end investment
                              company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

MASSMUTUAL PARTICIPATION INVESTORS

OFFICERS OF THE TRUST

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    POSITION HELD
POSITION WITH THE TRUST                   DURING THE PAST FIVE YEARS               SINCE THIS DATE
--------------------------------------------------------------------------------------------------
ROBERT E. JOYAL (58)          President (since 2001) and Managing Director              1999
MassMutual                    (2000-2001) of Babson Executive Director
Corporate Investors           (1997-1999), Vice President and Managing Director
1500 Main Street, Suite 1100  (1987-1997) of MassMutual Director (since 1996),
Springfield, MA 01115         Antares Leverage Capital Corp. Director (since
President                     1999), MassMutual Corporate Value Partners Limited
                              Advisory Board Member (since 1996), MassMutual
                              High Yield Partners II, LLC President (since
                              1999), MassMutual Corporate Investors President
                              (since 1999), MassMutual Participation Investors.

--------------------------------------------------------------------------------------------------
CLIFFORD M. NOREEN (45)       Vice President (since 1993) of the Trust Managing         1993
MassMutual                    Director (since 2000) of Babson Managing Director
Corporate Investors           (1996-1999), Vice President (1995-1996) of
1500 Main Street, Suite 1100  MassMutual Vice President (since 1993), MassMutual
Springfield, MA 01115         Participation Investors.
Vice President

--------------------------------------------------------------------------------------------------
ROGER W. CRANDALL (38)        Vice President (since 2002) of the Trust Managing         2002
MassMutual                    Director (since 2000) of Babson Managing Director
Corporate Investors           (1993-2000) of MassMutual Vice President (since
1500 Main Street, Suite 1100  2002), MassMutual Participation Investors.
Springfield, MA 01115
Vice President

--------------------------------------------------------------------------------------------------
STEPHEN L. KUHN (56)          Vice President (since 1989) and Secretary (since       Secretary
MassMutual                    1980) of the Trust General Counsel and Clerk          (since 1980)
Corporate Investors           (since 2000) of Babson Senior Vice President and
1500 Main Street, Suite 1100  Deputy General Counsel (since 1999), Vice            Vice President
Springfield, MA 01115         President and Deputy General Counsel (1998-1999),     (since 1989)
Vice President & Secretary    Vice President and Associate General Counsel
                              (1992-1998) of MassMutual Vice President and
                              Secretary (since 1988), MassMutual Participation
                              Investors.

                                              MASSMUTUAL PARTICIPATION INVESTORS

OFFICERS OF THE TRUST

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    POSITION HELD
POSITION WITH THE TRUST                   DURING THE PAST FIVE YEARS               SINCE THIS DATE
--------------------------------------------------------------------------------------------------
CHARLES C. MCCOBB, JR. (59)   Chief Financial Officer (since 1998) and Vice        Vice President
MassMutual                    President (since 1997) of the Trust Managing          (since 1997)
Corporate Investors           Director (since 2000) of Babson Managing Director
1500 Main Street, Suite 1100  (1997-1999) of MassMutual Managing Director and           CFO
Springfield, MA 01115         Vice President (1994-1997), Citicorp, Inc.            (since 1998)
Vice President &              (banking) Chief Financial Officer (since 1998) and
Chief Financial Officer       Vice-President (since 1997), MassMutual
                              Participation Investors.

--------------------------------------------------------------------------------------------------
MARK B. ACKERMAN (37)         Treasurer (since 1998), Comptroller (1997-1998)           1998
MassMutual                    and Associate Treasurer (1995-1998) of the Trust
Corporate Investors           Managing Director (since 2000) of Babson
1500 Main Street, Suite 1100  Investment Director (1994-1999) of MassMutual
Springfield, MA 01115         Treasurer (since 1998), Comptroller (1997-1998),
Treasurer                     and Associate Treasurer (1995-1998), MassMutual
                              Participation Investors.

--------------------------------------------------------------------------------------------------
JOHN T. DAVITT, JR. (35)      Comptroller (since 2001) of the Trust Director            2001
MassMutual                    (since 2000) of Babson Associate Director
Corporate Investors           (1997-1999) of MassMutual Comptroller (since
1500 Main Street, Suite 1100  2001), MassMutual Participation Investors.
Springfield, MA 01115
Comptroller

               INDEPENDENT AUDITORS' REPORT
               ------------------------------------------

               To the Shareholders and the Board of Trustees of MassMutual Corporate Investors

               We have audited the accompanying consolidated statements of assets and liabilities of MassMutual Corporate Investors (the "Trust") as of December 31, 2002 and 2001 (including the consolidated schedule of investments as of December 31, 2002), and the related consolidated statements of operations, cash flows, changes in net assets for the two years then ended and the consolidated selected financial highlights for the four-year period ended December 31, 2002. These consolidated financial statements and consolidated selected financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated selected financial highlights based on our audits. The consolidated selected financial highlights for the year ended December 31, 1998 and for each of the years in the six-year period then ended were audited by other auditors, whose report, dated February 25, 1999 expressed an unqualified opinion on those consolidated selected financial highlights.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included verification of securities owned as of December 31, 2002, by counting of securities at the custodian and confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the consolidated financial statements and consolidated selected financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2002 and 2001, and the results of its operations, its cash flows, changes in net assets for the two years then ended, and consolidated selected financial highlights for the four-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

               DELOITTE & TOUCHE LLP

               New York, New York
               February 7, 2003

                                              MASSMUTUAL PARTICIPATION INVESTORS

                              Members of the Board of Trustees (LEFT TO RIGHT):
                              Donald Glickman, Chairman, Donald Glickman &
                              Company, Inc., Steven A. Kandarian, Executive
          [PHOTO]             Director, Pension Benefit Guaranty Corp., Jack A.
                              Laughery, President and Partner, Laughery
                              Investments, Richard G. Dooley, Retired Executive Vice President and Chief Investment Officer, Massachusetts Mutual Life Insurance Company
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.


Members of the Board of Trustees (LEFT TO RIGHT):
Stuart H. Reese, Executive Vice President and
Chief Investment Officer, Massachusetts Mutual
Life Insurance Company Corine T. Norgaard,* Dean,
Barney School of Business and Public                          [PHOTO]
Administration, University of Hartford, Martin T.
Hart,* Private Investor Donald E. Benson,*
Executive Vice President and Director, Marquette
Financial Companies, *Member of Audit Committee

---------------------------------------------------------------------------------------------------------------
OFFICERS            Robert E. Joyal           Roger W. Crandall    Michael L. Klofas     Richard E. Spencer, II
Stuart H. Reese     President                 Vice President       Vice President        Vice President
Chairman
                    Charles C. McCobb, Jr.    Michael P. Hermsen   Richard C. Morrison   Mark B. Ackerman
Richard G. Dooley   Vice President and        Vice President       Vice President        Treasurer
Vice Chairman       Chief Financial Officer
                                              Mary Wilson Kibbe    Clifford M. Noreen    John T. Davitt, Jr.
                    Stephen L. Kuhn           Vice President       Vice President        Comptroller
                    Vice President and
                    Secretary

MASSMUTUAL PARTICIPATION INVESTORS                                        L4287A